Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jan. 07, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable		$ 3,933,305	$ 824,405
Accrued payroll and payroll taxes		23,554	244,926
Other	$ 294,912.56	19,205	0
Total		$ 3,976,064	$ 1,069,331